Income taxes	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income taxes

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$17,142	$257
Unrealized gain on marketable securities	(1,389)	—
Startup and organizational costs	6,215	—
Total deferred tax assets	21,968	257
Valuation Allowance	(21,968)	(257)
Deferred tax assets	$—	$—

The income tax provision consists of the following:

	December 31,	December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(21,711)	(257)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	21,711	257
Income tax provision	$—	$—

As of December 31, 2020 and 2019, the Company had $104,610 and $1,225, respectively of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was $21,711.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(21.0)	(21.0)
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers California to be a significant state tax jurisdiction.

Reservoir Holdings Inc And Subsidiaries
Operating Loss Carryforwards [Line Items]
Income taxes

9. Income taxes

The following table presents domestic and foreign income before income taxes for the fiscal years ended March 31:

	2021	2020
	$	$
Domestic	11,126,090	12,174,556
Foreign	1,663,697	2,035,352
Income before income taxes	12,789,787	14,209,908

The provision for income taxes consists of the following for the fiscal years ended March 31:

	2021	2020
	$	$
Current income taxes:
U.S. federal	(216,528)	236,057
State and local	8,827	192,141
Foreign	581,232	119,709
Total current	373,531	547,907
Deferred income taxes:
U.S. federal	2,188,194	2,775,979
State and local	259,182	(114,785)
Foreign	(366,754)	990,040
Total deferred	2,080,622	3,651,234
Income tax expense	2,454,153	4,199,141

We have determined that undistributed earnings of certain non-U.S. subsidiaries will be reinvested for an indefinite period of time. We have both the intent and ability to indefinitely reinvest these earnings. Given our intent to reinvest these earnings for an indefinite period of time, we have not accrued a deferred tax liability on these earnings. A determination of an unrecognized deferred tax liability related to these earnings is not practicable.

A reconciliation of the statutory tax rate to the effective rate is as follows for the fiscal years ended March 31:

	2021	2020
Federal income tax statutory rate	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.7%	1.4%
Foreign subsidiary earnings	2.1%	0.4%
Return to provision adjustments	(4.9)%	(1.5)%
Impact of change in tax rates	0.3%	8.2%
Other, net	(1.0)%	0.1%
Effective income tax rate	19.2%	29.6%

The Company’s effective tax rate may vary from period to period depending on, among other factors, the geographic and business mix of earnings and losses. These same and other factors, including history of pre-tax earnings and losses, are taken into account in assessing the ability to realize deferred tax assets.

Significant components of the Company’s deferred income tax liability at March 31 are as follows:

	2021	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	785,902	481,360
Fair value of swaps	1,046,459	1,718,059
Compensation	44,375	20,682
Charitable contributions	8,951	—
Unrealized foreign exchange losses	51,924	—
Total deferred tax assets	1,937,611	2,220,101
Deferred tax liabilities:
Fixed assets and leasehold improvements	(44,393)	(72,006)
Intangible assets	(21,628,755)	(18,563,334)
Deferred charges	—	—
Total deferred tax liabilities	(21,673,148)	(18,635,340)
Net deferred tax liabilities	(19,735,537)	(16,415,239)

At March 31, 2021, the Company has income tax Net operating loss carry forwards of $48,971,281 related to the US operations. The Company has recorded a deferred tax asset of $785,902 reflecting the benefit of $48,971,281 in loss carry forwards. Such net operating loss carry forwards will expire as follows:

Federal	$1,795,951	No expiration date
New York	46,903,391	2035 – 2040
California	151,988	2040
Tennessee	119,951	2035

Tax Uncertainties

In the normal course of business, the Company’s tax returns are subject to examination by various taxing authorities. Such examinations may result in future tax and interest assessments by these taxing jurisdictions. Accordingly, the Company accrues liabilities when it believes that it is not more likely than not that it will realize the benefits of tax positions that it has taken in its tax returns or for the amount of any tax benefit that exceeds the cumulative probability threshold in accordance with ASC 740-10. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense (benefit). Differences between the estimated and actual amounts determined upon ultimate resolution, individually or in the aggregate, are not expected to have a material adverse effect on the Company’s consolidated financial position but could possibly be material to the Company’s consolidated results of operations or cash flow in any given quarter or annual period.

As of March 31, 2021, the Company has not recorded any unrecognized tax benefits.

Tax Audits

The Company and its eligible subsidiaries file a consolidated U.S. federal income tax return and applicable state and local income tax returns and non-U.S. income tax returns. The Company is subject to examination by federal, state and local, and foreign tax authorities. RMM’s Federal income tax returns for the years 2018 through 2020 are subject to examination by the Internal Revenue Service, and RMM’s state tax returns are subject to examination by the respective tax authorities for the years 2017 through 2020. Non-U.S. tax returns are subject to examination by the respective tax authorities for the years 2017 through 2020. The Company regularly assesses the likelihood of additional assessments by each jurisdiction and have established tax reserves that the Company believes are adequate in relation to the potential for additional assessments. Examination outcomes and the timing of examination settlements are subject to uncertainty. Although the results of such examinations may have an impact on the Company’s unrecognized tax benefits, the Company does not anticipate that such impact will be material to its consolidated financial position or results of operations. The Company does not expect to settle any material tax audits in the next twelve months.